Short-Term Investments (Details) - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 30, 2024	Sep. 18, 2023	Apr. 06, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Feb. 14, 2022
Short-term Investments [Line Items]
Shares issued (in Shares)		80,000						2,208
Warrants exercised (in Shares)		1
Exercise price (in Dollars per share)		$ 4.38
Fair value warrants					$ 4,104,521	$ 590,077
Risk-free rate percentage	4.28%
Volatility percentage	92.00%
Investment cost					501,938
Total proceeds					78,500
Changes in fair value amount					$ 7,612
Excepted life	5
Medigus Ltd [Member]
Short-term Investments [Line Items]
Ordinary shares received (in Shares)								27,778
Polyrizon warrants [Member]
Short-term Investments [Line Items]
Shares issued (in Shares)		240,000
Fair value warrants	$ 178,988
public offering [Member]
Short-term Investments [Line Items]
Public offering		$ 350,400	$ 2,250,000	$ 3,500,000